11. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Intangible assets

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2017	3,590,931	300,875	73,185	134,137	3,172,469	449	7,272,046
Cost	3,834,234	513,068	167,162	134,137	3,185,701	449	7,834,751
Accumulated amortization	(133,973)	(212,193)	(93,977)		(13,232)		(453,375)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2017	3,590,931	300,875	73,185	134,137	3,172,469	449	7,272,046
Translation adjustment		34,107	148	15,872		58	50,185
Acquisitions and expenditures			1,216			984	2,200
Transfer of property, plant and equipment			(3,807)				(3,807)
Amortization (note 23)		(46,209)	(15,770)		(5,470)		(67,449)
Balance as of December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Cost	3,831,338	573,614	161,067	150,009	3,185,701	1,491	7,903,220
Accumulated amortization	(131,077)	(284,841)	(106,095)		(18,702)		(540,715)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance as of December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175

Estimated useful lives
		Consolidated
	12/31/2018	12/31/2017
Software	7	8
Customer relationships	13	13

Cash generating units
						Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Packaging (1)	Steel	158,748	158,748			158,748	158,748
Long Stel (2)	Steel	235,595	235,595	150,009	134,137	385,604	369,732
Minning (3)	Mining	3,196,588	3,196,588			3,196,588	3,196,588
		3,590,931	3,590,931	150,009	134,137	3,740,940	3,725,068

Assumptions for impairment test

	Metal packaging	Flat steel (*)	Logistic (**)	Mining
Measurement of recoverable value	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow
Cash flow projection	Until 2028 + perpetuity	Until 2028 + perpetuity	Until 2027	Until 2054
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends	Gross margin updated based on historical data and market trends.	Estimated based on market studies for cargo captures and operational costs according market trends.	Reflects projection of costs due to the progress of the mining plan as well as startup and ramp up of projects . Price and exchange rate projected according industry reports.
Cost atualization	Cost based on historical data of each product and impacts of business restructuring	Updated costs based on historical data and market trends	Costs based on historical data and market trends	Updated costs based on historical data, progress of mining plan as well as startup and ramp up of projects
Growth Rate	Growth of 1.5% p.a in real terms updated by long term inflation of 4.0% p.a.	Growth of 1.4% p.a in real terms updated by long term inflation of 2.5% p.a. of the Euro zone	Growth of 1.5% p.a in real terms	Without growth in real terms updated only by long term inflation of 4.0% p.a.
Discount rate	For Metal packaging, flat steel and mining, these cash flows were considered using a discount rate after taxes between 5% and 13% p.a. in nominal terms. For the logistics segment, cash flows were discounted using a discount rate between 5.41% and 6.41% p.a. in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.